Net finance expense (income) (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Net finance expense (income)
Interest and bank charges	$ 59,900	$ 73,789	$ 203,390	$ 200,924
Interest income	(11,043)		(59,343)	(311,667)
Loss on Debentures				2,746,667
Transaction costs		51,199	1,860,335	489,096
Loss (gain) on derivative liabilities	404,444	(1,551,616)	(5,913,484)	(1,613,058)
Net finance expense	$ 453,301	$ (1,426,628)	$ (3,909,102)	$ 1,511,962